Income Taxes - Components of Income (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Total income/ (loss) before income taxes and noncontrolling interest	$ 33,372	$ 5,486	$ (363)
Argentina
Total income/ (loss) before income taxes and noncontrolling interest	(530)	(5,219)	(6,496)
Paraguay
Total income/ (loss) before income taxes and noncontrolling interest	1,786	454	(1,306)
Uruguay
Total income/ (loss) before income taxes and noncontrolling interest	59,270	37,113	36,931
Panama
Total income/ (loss) before income taxes and noncontrolling interest	(23,652)	(20,262)	(26,701)
Marshall Islands
Total income/ (loss) before income taxes and noncontrolling interest	(3,597)	(6,984)	(2,894)
Others
Total income/ (loss) before income taxes and noncontrolling interest	$ 95	$ 384	$ 103